UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

CAPITAL FUND (FORMERLY KNOWN AS

LEGG MASON PARTNERS CAPITAL FUND)

FORM N-Q

SEPTEMBER 30, 2009

Legg Mason ClearBridge Capital Fund

Schedule of Investments (unaudited)	September 30, 2009

Shares	Security	Value
COMMON STOCKS - 92.9%
CONSUMER DISCRETIONARY - 11.2%
Hotels, Restaurants & Leisure - 2.7%
130,000	Ctrip.com International Ltd., ADR *	$7,642,700
140,000	Yum! Brands Inc.	4,726,400

	Total Hotels, Restaurants & Leisure	12,369,100

Leisure Equipment & Products - 2.7%
4,000,100	Li Ning Co., Ltd.	12,335,713

Specialty Retail - 5.8%
475,000	American Eagle Outfitters Inc.	8,008,500
475,000	CarMax Inc. *	9,927,500
152,000	Sherwin-Williams Co.	9,144,320

	Total Specialty Retail	27,080,320

	TOTAL CONSUMER DISCRETIONARY	51,785,133

CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 3.1%
466,286	FHC Delaware Inc. (a)(b)*	0
190,000	Pantry Inc. *	2,979,200
300,000	Walgreen Co.	11,241,000

	Total Food & Staples Retailing	14,220,200

Household Products - 2.1%
165,000	Procter & Gamble Co.	9,556,800

	TOTAL CONSUMER STAPLES	23,777,000

ENERGY - 13.2%
Energy Equipment & Services - 6.8%
225,000	Baker Hughes Inc.	9,598,500
100,000	Diamond Offshore Drilling Inc.	9,552,000
1,175,000	ION Geophysical Corp. *	4,136,000
390,000	Weatherford International Ltd. *	8,084,700

	Total Energy Equipment & Services	31,371,200

Oil, Gas & Consumable Fuels - 6.4%
180,000	Exxon Mobil Corp.	12,349,800
185,000	Newfield Exploration Co. *	7,873,600
380,000	Petrohawk Energy Corp. *	9,199,800

	Total Oil, Gas & Consumable Fuels	29,423,200

	TOTAL ENERGY	60,794,400

FINANCIALS - 15.1%
Capital Markets - 6.6%
686,000	Charles Schwab Corp.	13,136,900
750,000	Invesco Ltd.	17,070,000

	Total Capital Markets	30,206,900

Diversified Financial Services - 1.8%
192,300	JPMorgan Chase & Co.	8,426,586

Insurance - 3.9%
361,000	Travelers Cos. Inc.	17,772,030

Real Estate Investment Trusts (REITs) - 1.5%
1,800,000	Chimera Investment Corp.	6,876,000

Thrifts & Mortgage Finance - 1.3%
400,000	People’s United Financial Inc.	6,224,000

	TOTAL FINANCIALS	69,505,516

See Notes to Schedule of Investments.

Legg Mason ClearBridge Capital Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
HEALTH CARE - 13.4%
Biotechnology - 1.9%
160,000	Celgene Corp. *	$8,944,000

Health Care Providers & Services - 2.6%
220,000	Mednax Inc. *	12,082,400

Pharmaceuticals - 8.9%
150,000	Johnson & Johnson	9,133,500
97,000	Roche Holding AG	15,677,618
305,000	Shire Ltd., ADR	15,948,450

	Total Pharmaceuticals	40,759,568

	TOTAL HEALTH CARE	61,785,968

INDUSTRIALS - 14.2%
Aerospace & Defense - 3.1%
175,000	L-3 Communications Holdings Inc.	14,056,000

Construction & Engineering - 5.3%
515,000	Quanta Services Inc. *	11,396,950
405,000	Shaw Group Inc. *	12,996,450

	Total Construction & Engineering	24,393,400

Industrial Conglomerates - 5.8%
490,000	General Electric Co.	8,045,800
290,000	McDermott International Inc. *	7,328,300
329,995	Tyco International Ltd.	11,378,228

	Total Industrial Conglomerates	26,752,328

	TOTAL INDUSTRIALS	65,201,728

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 2.5%
435,000	Juniper Networks Inc. *	11,753,700

Computers & Peripherals - 3.6%
68,400	International Business Machines Corp.	8,181,324
480,000	Palm Inc. *	8,366,400

	Total Computers & Peripherals	16,547,724

Internet Software & Services - 5.5%
32,600	Google Inc., Class A Shares *	16,164,710
400,000	VeriSign Inc. *	9,476,000

	Total Internet Software & Services	25,640,710

IT Services - 2.6%
320,000	Accenture PLC, Class A Shares	11,926,400

Semiconductors & Semiconductor Equipment - 1.3%
200,000	ASML Holding NV, New York Registered Shares	5,914,000

Software - 5.1%
300,000	Blackboard Inc. *	11,334,000
425,000	Check Point Software Technologies Ltd. *	12,048,750

	Total Software	23,382,750

	TOTAL INFORMATION TECHNOLOGY	95,165,284

	TOTAL COMMON STOCKS (Cost - $387,473,499)	428,015,029

See Notes to Schedule of Investments.

Legg Mason ClearBridge Capital Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
CONVERTIBLE BONDS & NOTES - 2.9%
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
$2,800,000	Pantry Inc., Senior Subordinated Notes, 3.000% due 11/15/12	$2,320,500

INDUSTRIALS - 2.4%
Commercial Services & Supplies - 2.4%
10,000,000	Covanta Holding Corp., Senior Notes, 3.250% due 6/1/14 (c)	11,100,000

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $12,660,655)	13,420,500

Contracts
PURCHASED OPTIONS - 1.0%
805	S&P 500 Index, Put @ $1,050.00, expires 1/16/10	4,454,065
905	S&P 500 Index, Put @ $975.00, expires 10/17/09	271,500

	TOTAL PURCHASED OPTIONS (Cost - $8,619,780)	4,725,565

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $408,753,934)	446,161,094

Face Amount
SHORT-TERM INVESTMENT - 5.6%
Repurchase Agreement - 5.6%
$26,074,000	Interest in $499,976,000 joint tri-party repurchase agreement dated 9/30/09 with RBS Securities Inc., 0.050% due 10/1/09; Proceeds at maturity - $26,074,036; (Fully collateralized by various U.S. government agency obligations, 0.750% to 4.375% due 1/18/11 to 7/17/13; Market value - $26,595,580) (Cost - $26,074,000)	26,074,000

	TOTAL INVESTMENTS - 102.4% (Cost - $434,827,934#)	472,235,094
	Liabilities in Excess of Other Assets - (2.4)%	(11,253,309)

	TOTAL NET ASSETS - 100.0%	$460,981,785

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Capital Fund (formerly known as Legg Mason Partners Capital Fund) (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments:
Common stocks†:
Consumer staples	$23,777,000	—	$0	*	$23,777,000
Other common stocks	404,238,029	—	—		404,238,029
Convertible bonds & notes	—	$13,420,500	—		13,420,500
Purchased options	4,725,565	—	—		4,725,565

Total long-term investments	432,740,594	13,420,500	0	*	446,161,094

Short-term investments†:	—	26,074,000	—		26,074,000

Total	$432,740,594	$39,494,500	$0	*	$472,235,094

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Common Stocks Consumer Staples
Balance as of December 31, 2008	$0	*
Accrued premiums/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Balance as of September 30, 2009	$0	*

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009[1]	$(1,222,793)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

*	Amount represents less than $1.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$68,653,498
Gross unrealized depreciation	(31,246,338)

Net unrealized appreciation	$37,407,160

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2009 the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2009